Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2023
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Basis of preparation

2.1 Basis of preparation

The unaudited condensed consolidated interim financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board (IASB) and should be read in conjunction with the Group’s annual consolidated financial statements for the year ended December 31, 2022 (“last annual financial statements”). These unaudited condensed consolidated interim financial statements do not include all the information required for a complete set of financial statements prepared in accordance with IFRS as issued by the IASB.

However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements.

The unaudited condensed consolidated interim financial statements have been prepared on a historical cost basis. Unless otherwise stated, the unaudited condensed consolidated interim financial statements are presented in euros and all values are rounded to the nearest EUR (€), except per share amounts.

Going concern

2.2 Going concern

Pharvaris is a clinical-stage biopharmaceutical company focused on the development and commercialization of innovative therapies for rare diseases with significant unmet need, initially focused on angioedema and other bradykinin-mediated diseases. These therapies will need to go through clinical development trials to achieve regulatory approval for commercialization. Therefore, Pharvaris is incurring annual research and development and other operating costs, and has no revenues to date. As such, Pharvaris anticipates on-going negative operating cash flows for the foreseeable future before the company has a product candidate ready for commercialization, if at all. This makes the Group dependent on external capital sources, debt capital and equity capital. Historically, the Group has obtained financing primary through the offering of equity securities.

As of June 30, 2023 and December 31, 2022 the Group had cash of €179.2 million and €161.8 million, respectively. The Group incurred net losses of (€44.5) million in the six months ended June 30, 2023 and (€28.6) million in the same period in 2022 and negative operating cash flows of (€45.7) million and (€31.6) million in the six months ended June 30, 2023 and 2022, respectively.

As of June 30, 2023, the company sold a total of 6,951,340 ordinary shares, par value €0.12 per share, in a private placement at a purchase price of $10.07 per ordinary share. The sale generated total proceeds of approximately $70 million (€64.1 million).

The Group does not expect positive operating cash flows in the foreseeable future and remains dependent on additional financing to fund its research and development expenses, general and administrative expenses and financing costs. The Group believes that the available cash balances are sufficient to execute the Group’s operating plan and strategies and to meet the anticipated working capital requirements and settle all expected liabilities for at least twelve months from the issuance date of these unaudited interim financial statements. Accordingly, the unaudited interim financial statements have been prepared on a going concern basis.

The future viability of the Group is dependent on its ability to successfully develop and commercialize its products and its ability to raise additional capital to finance its operations. The Group will need to finance its operations through public or private securities offerings, debt financings or other sources, which may include licensing, collaborations or other strategic transactions or arrangements. Although the Group has been successful in raising capital in the past, there is no assurance that it will be successful in obtaining such additional financing on terms acceptable to the Group, if at all. If the Group is unable to obtain funding, the Group could be forced to delay, reduce, or eliminate some or all of its research and development programs for product candidates, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects, or the Group may be unable to continue operations.

Use of judgements and estimates

2.3 Use of judgements and estimates

In preparing these unaudited condensed consolidated interim financial statements, management has made judgements and estimates that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.

The significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those described in the last annual financial statements.

Change in significant accounting policies

2.4 Change in significant accounting policies

The accounting policies applied in these unaudited condensed consolidated interim financial statements are the same as those applied in the consolidated financial statements for the year ended December 31, 2022.